Directors and Key Management compensation - Additional Information (Details)	12 Months Ended
	Dec. 31, 2019 executive_officer director	Dec. 31, 2018 executive_officer director	Dec. 31, 2017 executive_officer director
Related Party [Abstract]
Number of directors accruing benefits under money purchase schemes | director	2	3	2
Number of executive Officers accruing benefits under share-based payment schemes | executive_officer	2	3	2